August 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 128 (“Amendment No. 128”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 128 is to update the Fund’s registration statement to reflect the addition of a new portfolio, which is a series of the Fund. Amendment No. 128 is not intended to amend or delete any part of the registration statement, except as noted therein.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 128 to Mr. Jason Fox in the Office of Insurance Products.

Please direct any question or comment regarding Amendment No. 128 to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management Ms. Renee Hardt, Esq.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111